U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.     Name and address of issuer:
       Putnam Asset Allocation Funds:
       Balanced Portfolio
       One Post Office Square
       Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Class A, B, C, M and Y shares.

3.     Investment Company Act File Number:  811-7121
       Securities Act File Number:          33-51017

4.     Last day of fiscal year for which this notice is filed:
       September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                             [   ]

6.     Date of termination of issuer's declaration under Rule
       24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
       NONE

9.     Number and aggregate sale price of securities sold during
       the fiscal year:
       37,760,997 shares;  $381,652,390
10.    Number and aggregate sale price of securities sold during
       the fiscal year in reliance upon registration pursuant to
       Rule 24f-2:
       37,760,997 shares;  $381,652,390

11.    Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend
       reinvestment plans, if applicable (see Instruction B.7):
       2,628,013 shares;  $25,409,477

12.    Calculation of registration fee:

(i)    Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2     $381,652,390
(from Item 10):

(ii)   Aggregate price of shares issued in            $25,409,477
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or           $103,453,756
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and     $303,608,111
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by       $92,002.46
line (vi)]:

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [ X ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 26, 1996

                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)
                              ___________________________________
                              John D. Hughes
                              Senior Vice President and Treasurer

Date:  November 26, 1996